COMMISSIONS AND FEES (Tables)	12 Months Ended
Dec. 31, 2022
COMMISSIONS AND FEES [Abstract]
Commissions and Fees
This item consists of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)

Maintenance of accounts, transfers and credit and debit card services	1,595,547	1,442,966	1,125,432
Funds and equity management	628,739	717,227	651,370
Contingent loans and foreign trade fees	450,874	459,165	372,586
Commissions for banking services	367,946	301,592	263,298
Collection services	119,636	107,442	90,456
Brokerage, securities, and custody services	118,116	121,974	110,615
Commissions for salary advance and payment of services	66,330	52,557	34,766
Commissions for consulting and technical studies	66,291	62,384	57,949
Commissions for intermediation in virtual platforms	35,324	29,983	10,461
Penalty commissions	3,104	21,420	53,859
Others	188,412	177,024	141,986
Total	3,640,319	3,493,734	2,912,778